PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSE - Incurred losses and loss adjustment expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auto
Claims Development [Line Items]
Total	$ 212,633,112	$ 122,522,897	$ 59,015,683	$ 18,594,084
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 31,958,227
Cumulative Number of Reported Claims	80,824
Cumulative paid losses and loss adjustment expenses from the table below	$ (158,085,394)
Reserves for losses and loss adjustment expenses undiscounted and net of reinsurance	54,547,718
Marine
Claims Development [Line Items]
Total	2,442,707	1,527,697	634,709	197,767
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 319,829
Cumulative Number of Reported Claims	694
Cumulative paid losses and loss adjustment expenses from the table below	$ (2,002,585)
Reserves for losses and loss adjustment expenses undiscounted and net of reinsurance	440,122
2017 | Auto
Claims Development [Line Items]
Total	18,594,084	18,594,084	18,594,084	18,594,084
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 554,288
Cumulative Number of Reported Claims	11,022
Cumulative paid losses and loss adjustment expenses from the table below	$ 17,529,536	17,442,072	16,654,772	11,409,657
2017 | Marine
Claims Development [Line Items]
Total	197,767	197,767	197,767	197,767
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 15,452
Cumulative Number of Reported Claims	124
Cumulative paid losses and loss adjustment expenses from the table below	$ 182,145	183,364	183,634	$ 137,957
2018 | Auto
Claims Development [Line Items]
Total	40,287,235	40,287,235	40,421,599
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 2,450,155
Cumulative Number of Reported Claims	20,595
Cumulative paid losses and loss adjustment expenses from the table below	$ 35,898,713	34,991,582	23,915,123
2018 | Marine
Claims Development [Line Items]
Total	436,942	436,942	436,942
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 12,297
Cumulative Number of Reported Claims	189
Cumulative paid losses and loss adjustment expenses from the table below	$ 424,645	426,473	$ 331,613
2019 | Auto
Claims Development [Line Items]
Total	63,641,578	63,641,578
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 6,756,514
Cumulative Number of Reported Claims	23,588
Cumulative paid losses and loss adjustment expenses from the table below	$ 51,490,603	37,909,571
2019 | Marine
Claims Development [Line Items]
Total	892,988	892,988
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 61,289
Cumulative Number of Reported Claims	192
Cumulative paid losses and loss adjustment expenses from the table below	$ 827,550	$ 513,925
2020 | Auto
Claims Development [Line Items]
Total	90,110,215
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 22,197,270
Cumulative Number of Reported Claims	25,619
Cumulative paid losses and loss adjustment expenses from the table below	$ 53,166,542
2020 | Marine
Claims Development [Line Items]
Total	915,010
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 230,791
Cumulative Number of Reported Claims	189
Cumulative paid losses and loss adjustment expenses from the table below	$ 568,245